Completion of Merger Transaction	9 Months Ended
Sep. 30, 2024
Completion of Merger Transaction [Abstract]
COMPLETION OF MERGER TRANSACTION

NOTE 4 — COMPLETION OF MERGER TRANSACTION

The Merger Transactions

In April 2024, the Company entered into a certain Agreement and Plan of Merger (the “Original Merger Agreement”). On August 30, 2024, the Company entered into an Amended and Restated Agreement and Plan of Merger (as further amended, the “Merger Agreement”) by and between the Merger Sub, Triller, and Bobby Sarnevesht. The Merger Agreement has amended, restated and superseded the Original Merger Agreement accordingly (the “Merger Transactions”). Pursuant to the Merger Agreement, (a) Triller will complete its reorganization (the “Triller Reorganization”) with Triller Hold Co LLC (“Triller LLC”), (b) the Company will domesticate to the United States as a Delaware corporation (the “AGBA Domestication”), pursuant to which, among other things, all AGBA ordinary shares, par value $0.001 per share will automatically convert into the same number of shares Delaware Parent Common Stock, as defined below (AGBA, when domesticated as a Delaware corporation, is sometimes referred to as “Delaware Parent”) and (c) after giving effect to the Triller Reorganization and the AGBA Domestication, Merger Sub will merge into Triller, with Triller as the surviving corporation and a wholly owned subsidiary of Delaware Parent.

Stockholders’ Approval

On September 19, 2024, the Merger Transaction and other related proposals were approved by the stockholders of the Company at the extraordinary general meeting of stockholders (the “EGM”).

Merger Closing

On October 15, 2024, the Company consummated the Merger Agreement and completed the AGBA Domestication by changing its jurisdiction of incorporation from the British Virgin Islands to the State of Delaware and changed its company name to “Triller Group Inc.” (“Triller Group” or “ILLR”). Pursuant to the Certificate of Incorporation of the Company, the par value of the common stock and preferred stock of the Company is $0.001 per share.

In connection with the consummation of the Merger Transaction, on the closing date, the Company acquired 100% of the outstanding capital stock and exercised the conversion of all restricted stock units of Triller, in exchange for the following:

(i)	issued 83,468,631 shares of common stock of ILLR to the Triller stockholders;

(ii)	24,206,246 shares of common stock of ILLR to escrow agent;

(iii)	issued 11,801,804 shares of Series A-1 preferred stock of ILLR to the holders of Triller preferred stock, that are affiliated with the Company’s majority stockholder,

(iv)	issued 30,851 shares of Series B preferred stock of ILLR to Green Nature Limited, a British Virgin Islands company that is affiliated with the Company’s majority stockholder;

(v)	converted all existing Triller restricted stock units into 16,908,829 shares of restricted stock units of ILLR (the “Triller Group RSUs”), and reserved an aggregate of 16,908,829 shares of common stock of ILLR for future issuance upon the vesting of the Triller Group RSUs, and

(vi)	adjusted an aggregate of 53,147,335 Triller warrants which are to be reissued as Triller Group warrants in replacement thereof pursuant to an independent valuation.

Following the closing, the Company issued an aggregate of 107,674,877 shares of its common stock, 11,801,804 shares of its Series A-1 preferred stock, and 30,851 shares of its Series B preferred stock.

At the closing date and following the completion of the Merger Transaction and after giving effect to the Forward Split effected on October 1, 2024 and Reverse Split effected on October 15, 2024, the Company had approximately 155,159,817 shares of common stock issued and outstanding.

To date, the common stocks of ILLR were listed and traded on the Nasdaq Stock Market under the symbol “ILLR”.